Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.85%
Guam–0.14%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	$ 550	$ 560,824
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	783,180
Guam (Territory of) Government Waterworks Authority; Series 2013, RB (INS - NATL)(a)	5.25%	07/01/2025	1,735	1,864,778
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	1,230	1,332,656
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	1,560	1,687,951
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	627,745
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	325	348,523
Guam Housing Corp.; Series 1998 A, RB(b)	5.75%	09/01/2031	345	358,207
				7,563,864
New York–86.38%
Albany (County of), NY Airport Authority;
Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	12/15/2025	500	500,820
Series 2018 A, RB	5.00%	12/15/2043	1,750	2,086,228
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,063,354
Series 2018 B, RB(b)	5.00%	12/15/2033	335	392,747
Series 2018 B, RB(b)	5.00%	12/15/2034	250	291,980
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	250	250,083
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,665	1,544,321
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/15/2025	315	379,169
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	1,525	1,545,450
Series 2011 A, RB	5.63%	07/01/2031	1,315	1,329,965
Series 2011 A, RB	5.88%	07/01/2041	8,165	8,247,385
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	337,650
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	220,158
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,469,760
Series 2018, Ref. RB	5.00%	10/01/2043	2,345	2,402,546
Series 2018, Ref. RB	5.00%	10/01/2048	2,435	2,486,719
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB SUNY,UBF (INS - AGM)(a)	5.00%	10/01/2045	1,000	1,160,580
Barclays Capital Municipal Trust Receipts; Series 2011 17B, RB(c)(d)	5.25%	01/15/2041	21,515	22,425,945
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	4,000	4,689,480
Brookhaven (City of), NY Industrial Development Agency (Enecon Corp.); Series 2007 B, RB(b)	6.30%	11/01/2033	2,620	2,387,632
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,771,178
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	3,685	1,807,308
Series 2016 A, Ref. RB	5.00%	07/15/2026	2,750	2,873,557
Series 2016 A, Ref. RB	5.00%	07/15/2028	2,250	2,335,860
Series 2016 A, Ref. RB	5.00%	07/15/2030	7,500	7,707,900
Series 2016 A, Ref. RB	5.00%	07/15/2042	82,330	81,240,774
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.);
Series 2011, RB(f)(g)	5.38%	04/01/2021	1,770	1,842,482
Series 2011, RB(f)(g)	6.00%	04/01/2021	870	909,977
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,696,320
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,600,305
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	900,497
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	$ 140	$ 157,079
Series 2018, Ref. RB	5.00%	10/01/2033	150	167,460
Series 2018, Ref. RB	5.00%	10/01/2037	500	549,310
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,036,439
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	819,308
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	362,904
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	181,286
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	253,218
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	294,745
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,274,968
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	519,395
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,614,807
Series 2018, RB	5.00%	06/01/2048	2,415	2,517,324
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,564,240
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	622,449
Series 2019, RB	4.00%	07/01/2049	1,300	1,449,617
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,018,010
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,709,220
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,949,107
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB	5.00%	07/01/2026	1,100	1,248,291
Series 2014, Ref. RB	5.00%	07/01/2030	500	561,495
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(c)	5.00%	06/01/2047	1,250	1,242,663
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB NYC(c)	5.63%	02/01/2039	1,100	1,116,137
Series 2019, RB(c)	5.75%	02/01/2049	1,330	1,343,300
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(b)(c)	4.50%	01/01/2025	1,500	1,543,305
Series 2014, Ref. RB(b)(c)	5.00%	01/01/2035	4,350	4,479,412
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB YMCA(f)(g)	5.00%	08/01/2022	860	948,098
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	2,430	2,147,051
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	210,736
Series 2014, RB	5.00%	05/01/2039	250	260,608
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	555,038
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	583,810
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,306
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,337
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(b)	4.85%	07/01/2023	355	356,825
Series 2001 A, IDR(b)	5.00%	07/01/2033	1,515	1,522,045
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	448,572
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	614,240
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	389,270
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	387,265
Deutsche Bank Spears/Lifers Trust;
Series 2013 DB, RB(c)(d)	5.25%	06/15/2043	31,750	35,335,528
Series 2013 DBE, RB(c)(d)	5.25%	07/15/2039	20,250	20,560,433
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(e)	0.00%	06/01/2027	1,000	928,740
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2010 A, RB(f)(g)	5.75%	07/01/2020	$ 650	$ 652,815
Series 2014 A, RB(f)(g)	5.00%	07/01/2024	1,195	1,419,935
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,469,053
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,014,335
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,113,616
Series 2016 B, RB	5.00%	07/01/2046	25,775	27,686,216
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,618,689
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2036	2,335	2,624,844
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,834,073
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	1,003,884
Series 2017, Ref. RB	5.00%	07/01/2036	840	996,416
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,425,358
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,966,508
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,128,600
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,579,300
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(b)	6.75%	03/01/2030	1,445	1,284,663
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(b)	6.25%	06/01/2044	2,250	2,250,472
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,000,300
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,275,064
Series 2005 D, RB(e)	0.00%	06/01/2055	194,300	12,821,857
Series 2006 A, RB(e)	0.00%	06/01/2060	434,000	17,307,920
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(b)	5.00%	06/01/2025	300	351,294
Series 2019, RB(b)	4.00%	06/01/2025	910	1,021,866
Series 2019, RB(b)	4.00%	06/01/2026	950	1,078,212
Series 2019, RB(b)	4.00%	06/01/2027	985	1,129,706
Genesee (County of), NY Industrial Development Agency (United Memorial Medical Center); Series 2007, Ref. RB	5.00%	12/01/2032	55	55,133
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(c)	5.50%	07/01/2044	5,495	4,889,616
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	9,530	10,220,353
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,853,017
Series 2014, RB	5.00%	07/01/2034	1,500	1,603,785
Series 2014, RB	5.00%	07/01/2039	1,250	1,321,338
Series 2014, RB	5.00%	07/01/2044	1,000	1,046,250
Series 2017, Ref. RB	5.00%	07/01/2029	475	539,814
Series 2017, Ref. RB	5.00%	07/01/2030	425	478,673
Series 2017, Ref. RB	5.00%	07/01/2031	390	436,344
Series 2017, Ref. RB	5.00%	07/01/2032	700	776,454
Series 2017, Ref. RB	5.00%	07/01/2035	730	802,401
Series 2017, Ref. RB	5.00%	07/01/2036	570	623,181
Series 2017, Ref. RB	5.00%	07/01/2038	650	706,446
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Ref. Revenue Ctfs.(d)	5.00%	02/15/2042	26,500	31,040,245
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB	5.75%	02/15/2047	13,660	14,132,773
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	12,989,240
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,502,375
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,286,040
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	02/15/2042	20,000	23,563,000
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	35,836,357
Series 2017 A, Ref. RB (INS - AGM)(a)	4.00%	02/15/2047	575	628,136
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	530,658
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,582,200
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,000,500
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2020	$ 435	$ 441,573
Series 2014, GO Bonds	5.00%	10/15/2021	455	478,460
Series 2014, GO Bonds	5.00%	10/15/2022	480	521,818
Series 2014, GO Bonds	5.00%	10/15/2023	505	566,004
Series 2014, GO Bonds	5.00%	10/15/2024	530	610,518
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,568,704
Series 2017, RB	5.00%	09/01/2047	12,925	15,355,675
Long Island Power Authority;
Series 2012 A, RB	5.00%	09/01/2042	20,000	21,583,200
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	14,086,513
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,211,688
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,446,322
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,474,752
Series 2017, RB	5.00%	09/01/2029	750	932,978
Series 2017, RB	5.00%	09/01/2030	1,500	1,855,635
Series 2017, RB	5.00%	09/01/2037	3,405	4,092,401
Series 2017, RB (INS - BAM)(a)	5.00%	09/01/2042	14,000	16,821,700
Series 2017, RB (INS - BAM)(a)	5.00%	09/01/2047	25,000	29,868,000
Series 2018, RB	5.00%	09/01/2032	2,815	3,518,497
Series 2018, RB	5.00%	09/01/2036	2,000	2,462,880
Series 2018, RB	5.00%	09/01/2037	7,000	8,586,760
Series 2018, RB	5.00%	09/01/2038	5,000	6,115,650
Series 2018, RB	5.00%	09/01/2039	4,000	4,877,160
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,123,370
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,599,960
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,183,686
Series 2012 D, Ref. RB (INS - AGM)(a)	4.00%	11/15/2032	100	103,338
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,211,877
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,392,039
Series 2012 H, RB	5.00%	11/15/2030	340	349,785
Series 2012 H, RB	5.00%	11/15/2033	940	964,167
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,087,920
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,354,213
Series 2015 B, Ref. RB	5.25%	11/15/2055	9,000	9,501,840
Series 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,016,243
Series 2015 D-1, Ref. RB	5.00%	11/15/2033	10,000	10,540,500
Series 2016 B, Ref. RB	5.00%	11/15/2037	5,000	5,245,800
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	3,955	4,492,603
Series 2016 B-1, Ref. RB	5.00%	11/15/2056	10,345	11,541,916
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	17,022,644
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	22,288,724
Series 2017 C-1, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	18,000	21,256,200
Series 2017 C-1, Ref. RB (INS - BAM)(a)	5.00%	11/15/2034	24,700	28,737,462
Series 2017 D, Ref. RB	5.00%	11/15/2031	8,665	9,434,799
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,467,768
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,063,580
Series 2017 XF0564, Ref. Revenue Ctfs.(d)	5.25%	11/15/2057	21,000	24,114,300
Series 2017 XF0583, Ref. Revenue Ctfs.(d)	5.25%	11/15/2056	23,860	25,416,149
Series 2019 A-2, Ref. RB (INS - AGM)(a)	5.00%	11/15/2044	7,900	8,978,508
Series 2019 B, RB	5.00%	11/15/2052	15,000	16,086,150
Series 2019 C, RB (INS - AGM)(a)	4.00%	11/15/2045	560	596,467
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	16,526,700
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(g)(h)	0.94%	02/01/2022	795	763,590
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	$ 4,505	$ 5,173,091
Subseries 2017 A-1, RB	5.25%	11/15/2057	6,835	7,340,380
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(e)	0.00%	11/15/2040	3,750	1,536,863
Metropolitan Transportation Authority (Mandatory Tender Bonds); Series 2015 A-2, RB(g)	5.00%	05/15/2030	18,000	19,573,560
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(b)	6.50%	12/01/2042	2,190	1,865,749
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,194,320
Series 2015, RB	5.00%	05/01/2031	1,500	1,783,530
Monroe (County of), NY Industrial Development Agency (Volunteers of America of Western New York, Inc.); Series 1998, RB	5.75%	08/01/2028	2,570	2,413,487
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	422,745
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2038	890	976,223
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(f)(g)	5.00%	10/01/2021	850	903,831
Series 2011, RB(f)(g)	5.25%	10/01/2021	500	533,325
Series 2011, RB(f)(g)	5.50%	10/01/2021	1,840	1,968,745
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	53,240
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,129,153
Monroe County Industrial Development Corp. (Rochester General Hospital); Series 2017, RB	5.00%	12/01/2046	5,000	5,689,900
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	850	872,704
Series 2011, RB	6.00%	06/01/2034	1,495	1,535,873
Series 2014 A, RB	5.00%	06/01/2029	500	531,975
Series 2014 A, RB	5.50%	06/01/2034	960	1,042,512
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,610,490
Monroe County Industrial Development Corp. (Unity Hospital of Rochester (The));
Series 2010, Ref. RB	5.75%	08/15/2035	15,100	15,531,558
Series 2010, Ref. RB	5.50%	08/15/2040	5,000	5,124,950
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	212,911
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,754,295
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,079,632
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(e)	0.00%	06/01/2061	650,000	21,853,000
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	2,405	2,511,493
Series 2016 A, RB	5.00%	11/15/2056	63,245	69,193,192
Municipal Assistance Corp. for the City of Troy;
Series 1996 C, RB (INS - NATL)(a)(e)	0.00%	07/15/2021	803	800,367
Series 1996 C, RB (INS - NATL)(a)(e)	0.00%	01/15/2022	1,218	1,212,078
Nassau (County of), NY;
Series 2015 B, GO Bonds (INS - BAM)(a)	5.00%	04/01/2030	4,025	4,594,940
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,153,320
Series 2018 A, GO Bonds (INS - AGM)(a)	5.00%	04/01/2040	3,335	4,055,227
Series 2018 A, GO Bonds (INS - AGM)(a)	5.00%	04/01/2043	16,665	20,131,820
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2040	6,050	7,391,164
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2045	8,510	10,287,399
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2049	12,765	15,375,953
Nassau (County of), NY Industrial Development Agency;
Series 2006 A-A, RB	6.00%	06/01/2021	75	73,879
Series 2006 A-D, RB	6.00%	06/01/2021	75	73,879
Series 2007 A-C, RB	5.95%	11/01/2022	30	28,731
Series 2007 A-F, RB	5.95%	11/01/2022	45	43,088
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	$ 420	$ 362,704
Series 2014 A, RB	6.70%	01/01/2049	180	140,265
Series 2014 C, RB(i)	2.00%	01/01/2049	2,167	324,993
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	327,897
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	1,585	1,295,531
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	994,756
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB(j)	5.25%	06/01/2026	1,000	982,010
Series 2006 A-3, RB	5.00%	06/01/2035	750	723,728
Series 2006 A-3, RB	5.13%	06/01/2046	615	599,182
Series 2006 C, RB(e)	0.00%	06/01/2046	105,975	14,210,188
Series 2006 D, RB(e)	0.00%	06/01/2060	923,215	29,155,130
Series 2006 E, RB(e)	0.00%	06/01/2060	40,000	1,262,400
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	14,501,484
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,327,363
New York & New Jersey (States of) Port Authority;
Series 2011 169, RB(b)	5.00%	10/15/2036	2,720	2,818,301
Series 2011 XF2025, Ref. Revenue Ctfs.(d)	5.25%	07/15/2036	15,000	15,357,600
Series 2012 172, RB(b)	5.00%	10/01/2034	400	421,476
Series 2016 197, Ref. RB(b)	5.00%	11/15/2035	7,000	8,074,780
Series 2016 197, Ref. RB(b)	5.00%	11/15/2041	10,000	11,362,600
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,629,402
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,461,970
Series 2018 207, Ref. RB(b)	4.00%	03/15/2035	10,000	11,053,100
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,892,202
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	14,727,985
Series 2019, RB	4.00%	11/01/2041	600	670,032
Series 2019, RB(b)	4.00%	11/01/2041	8,000	8,744,880
Series 2019, RB (INS - BAM)(a)	4.00%	11/01/2041	19,400	21,871,754
Series 2019, RB(b)	4.00%	11/01/2047	25,350	27,430,474
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB JFK (INS - NATL)(a)(b)	5.75%	12/01/2022	19,195	19,299,613
Series 1997 6, RB (INS - NATL)(a)(b)	5.75%	12/01/2025	32,175	32,350,032
Series 2010 8, RB	6.50%	12/01/2028	345	346,853
Series 2010 8, RB	6.00%	12/01/2036	1,000	1,005,680
Series 2010, RB	6.00%	12/01/2042	860	865,874
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,077
Series 1997 C, GO Bonds (INS - NATL)(a)	5.50%	11/15/2037	10	10,040
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,869
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,478
Series 2003 F, GO Bonds(j)	5.32%	01/15/2028	5	5,019
Series 2012 A-1, GO Bonds	5.00%	10/01/2029	2,500	2,724,700
Series 2012 A-1, GO Bonds	5.00%	10/01/2030	350	381,035
Series 2012 A-1, GO Bonds	5.00%	10/01/2033	3,300	3,580,665
Series 2012 A-1, GO Bonds	5.00%	10/01/2034	1,915	2,076,952
Series 2013 F-1, GO Bonds	5.00%	03/01/2037	1,865	2,033,708
Series 2013 XF2040, GO Ctfs.(d)(f)	5.00%	10/01/2034	10,000	10,629,000
Series 2016 B-1, GO Bonds	5.00%	12/01/2038	5,200	6,226,896
Series 2017 A-1, GO Bonds	5.00%	08/01/2038	4,000	4,755,800
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,609,060
Series 2017 B-1, GO Bonds	5.00%	12/01/2041	19,815	23,647,617
Series 2017 BB-1, RB	5.00%	06/15/2046	38,115	46,087,515
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,207,410
Series 2017 DD, RB	5.00%	06/15/2047	6,000	7,186,080
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2017, Ref. RB	5.00%	06/15/2038	$ 10,000	$ 12,270,700
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,242,680
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	29,891,250
Series 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	17,930,100
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,077,798
Series 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,338,800
Series 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	10,920,979
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	28,090	32,068,668
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	735,355
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,272,500
Series 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,357,440
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(f)	6.20%	10/01/2022	22,255	24,206,986
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	950	872,110
Series 1998, RB	6.38%	11/01/2028	2,390	2,192,825
New York (City of), NY Industrial Development Agency (Allied Metal Spinning Corp.); Series 1997 B, RB(b)	7.13%	12/01/2027	670	626,350
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(b)	6.08%	11/01/2027	4,790	4,774,193
New York (City of), NY Industrial Development Agency (Gourmet Boutique); Series 2006, IDR	10.00%	05/01/2021	870	840,907
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	8,070	7,576,439
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2006, RB (INS - AMBAC)(a)	5.00%	01/01/2036	1,140	1,140,046
Series 2006, RB (INS - AMBAC)(a)	4.75%	01/01/2042	3,000	3,000,000
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	230	230,041
Series 2005 A-1, RB (INS - AGA)(a)	4.75%	07/01/2020	130	129,769
Series 2007 B-1, RB (INS - AGA)(a)	5.25%	07/01/2022	200	194,180
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2031	170	170,005
Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2046	19,110	19,110,955
Series 2009, RB (INS - AGC)(a)	7.00%	03/01/2049	16,500	16,579,530
New York (City of), NY Municipal Water Finance Authority;
Series 2017 DD, RB	5.25%	06/15/2047	7,735	9,382,864
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	633,579
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,491,997
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,724,888
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,513,700
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System); Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,575,440
New York (City of), NY Transitional Finance Authority;
Series 2009, RB	5.00%	05/01/2028	420	421,512
Series 2011 D, RB	5.25%	02/01/2030	2,105	2,165,877
Series 2013 XF2156, Revenue Ctfs.(d)	5.25%	07/15/2037	15,000	15,648,600
Series 2013 XF2157, Revenue Ctfs.(d)	5.00%	07/15/2037	25,000	26,872,500
Series 2016 S-1, RB	5.00%	07/15/2029	650	779,090
Series 2017 A-E-1, RB	5.00%	02/01/2039	10,000	11,895,800
Series 2017 E-1, RB	5.00%	02/01/2043	5,000	5,904,100
Series 2017 F-1, RB	5.00%	05/01/2039	7,310	8,739,470
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,067,000
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	41,259,000
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,073,948
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,084,530
Subseries 2011 E, RB	5.00%	11/01/2024	660	686,116
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,134,480
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,169,340
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	$ 300	$ 357,345
Series 2019, Ref. RB	5.00%	12/01/2036	700	826,371
New York (City of), NY Water & Sewer System;
Series 2011, RB(d)	5.38%	06/15/2043	7,300	7,472,280
Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,773,300
Series 2011, RB(d)(f)(g)	5.38%	12/15/2020	14,270	14,606,772
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	3,430	1,183,796
Series 2005 S-2, RB(e)	0.00%	06/01/2050	6,770	1,059,505
Series 2005 S-3, RB(e)	0.00%	06/01/2055	198,195	12,478,357
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,293,160
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(a)	5.00%	10/01/2024	115	115,398
Series 2013 XF2042, Revenue Ctfs.(d)	5.00%	03/15/2034	15,915	16,447,834
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	26,784,675
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	2,710	2,608,917
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	714,942
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,532,013
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,677,872
Series 2018 A, RB	5.00%	03/15/2044	33,330	40,247,641
Series 2019 A, RB	5.00%	10/01/2034	820	975,628
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	16,653,996
Series 2020 A, RB	4.00%	07/01/2050	25,500	27,642,765
Series 2020 A, RB	4.00%	07/01/2053	20,000	21,536,400
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,414,900
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(c)	5.35%	12/01/2035	10,325	9,014,654
Series 2015 B1, Ref. RB(c)	6.18%	12/01/2031	4,700	4,223,044
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	739,378
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	730,330
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,363,294
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,437,723
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(f)(g)	5.00%	07/01/2022	2,560	2,812,186
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 B, RB	5.00%	07/01/2032	260	276,364
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	793,418
New York (State of) Dormitory Authority (Catholic Health System); Series 2012 A, RB	5.00%	07/01/2032	500	531,470
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(a)	5.00%	07/01/2034	20	20,042
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(a)	5.50%	05/15/2027	710	924,299
Series 2005 A, RB (INS - AMBAC)(a)	5.50%	05/15/2030	750	1,043,618
Series 2005 A, RB (INS - AMBAC)(a)	5.50%	05/15/2031	555	780,935
New York (State of) Dormitory Authority (Columbia University);
Series 2011 A, RB	5.00%	10/01/2041	510	528,778
Series 2015, RB	5.00%	10/01/2045	115	182,344
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	300	307,806
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(a)	5.25%	07/01/2030	25	30,733
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(a)	5.25%	07/01/2028	935	1,080,439
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	$ 200	$ 224,848
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,367,172
Series 2017, Ref. RB	5.00%	07/01/2030	650	786,435
Series 2017, Ref. RB	5.00%	07/01/2031	800	962,016
Series 2017, Ref. RB	5.00%	07/01/2032	750	894,045
Series 2020, RB	4.00%	07/01/2046	17,870	19,090,878
Series 2020, RB	4.00%	07/01/2050	17,500	18,614,750
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,876,095
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	25,775,958
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	165,989
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,060,148
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,264,398
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	3,000	3,133,680
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,001,570
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	1,250	1,377,250
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	10,808,113
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	7,556,580
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,784,389
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,120,623
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	8,431,540
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	41,019,547
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(a)	4.50%	05/15/2036	30	30,072
New York (State of) Dormitory Authority (New School (The));
Series 2010, RB(f)(g)	5.75%	07/01/2020	1,000	1,004,500
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,766,290
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,223,669
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,891,534
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(a)	5.50%	07/01/2031	1,070	1,424,737
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	7,018,053
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,703,000
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,342,935
Series 2019 A, RB	5.00%	07/01/2049	25,540	31,704,079
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,706,026
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB NYU	5.00%	07/01/2036	2,475	2,694,458
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	425	453,734
Series 2017, Ref. RB(c)	5.00%	12/01/2029	3,200	3,743,232
Series 2017, Ref. RB(c)	5.00%	12/01/2030	1,900	2,210,726
Series 2017, Ref. RB(c)	5.00%	12/01/2032	1,200	1,380,156
Series 2017, Ref. RB(c)	5.00%	12/01/2033	1,700	1,947,639
Series 2017, Ref. RB(c)	5.00%	12/01/2035	1,300	1,479,153
Series 2017, Ref. RB(c)	5.00%	12/01/2036	2,100	2,374,638
Series 2017, Ref. RB(c)	5.00%	12/01/2037	800	899,528
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(f)(g)	5.00%	05/01/2023	20	22,725
Series 2013 A, RB	5.00%	05/01/2029	980	1,046,885
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2034	1,000	1,108,780
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,009,813
Series 2016, Ref. RB	5.00%	07/01/2039	500	571,710
Series 2016, Ref. RB	5.00%	07/01/2046	500	565,290
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	$ 4,940	$ 5,557,451
Series 2019 A, RB	5.00%	07/01/2049	5,640	6,824,569
New York (State of) Dormitory Authority (Rockefeller University);
Series 2010 A, RB	5.00%	07/01/2041	775	778,023
Series 2019 B, RB	5.00%	07/01/2050	11,200	14,226,016
Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,460,512
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB(f)(g)	5.00%	07/01/2022	25	27,490
Series 2012, RB	5.00%	07/01/2030	6,235	6,579,421
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(f)(g)	5.00%	07/01/2022	270	296,598
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	442,636
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	491,020
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2010 A, RB(f)(g)	5.00%	07/01/2020	1,585	1,591,182
New York (State of) Dormitory Authority (State University of New York);
Series 2015 B, Ref. RB	5.00%	07/01/2045	4,000	4,580,640
Series 2019 A, RB	4.00%	07/01/2049	5,180	5,558,917
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	5,145	5,286,385
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,100	2,264,304
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,881,683
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,760,165
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,225,031
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,185,071
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,251,346
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,082,112
Series 2017, RB	5.00%	01/01/2033	2,875	3,061,875
Series 2017, RB	5.00%	01/01/2038	4,045	4,238,149
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	16,140	12,704,762
Series 2017 A2, RB(c)	5.38%	09/01/2050	25,010	20,450,677
Series 2017 A2, Ref. RB(c)	5.38%	10/01/2042	7,540	6,214,694
New York (State of) Dormitory Authority (University of Rochester); Series 2009 A, RB(j)	5.75%	07/01/2039	135	135,491
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	5,220	5,220,418
Series 2009, Ref. RB	5.00%	09/01/2034	2,785	2,785,557
New York (State of) Housing Finance Agency;
Series 2010 A, RB	5.00%	11/01/2042	2,000	2,001,620
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,613,488
Series 2014 G, RB	4.00%	05/01/2047	3,080	3,231,782
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,434,398
New York (State of) Housing Finance Agency (Golden Age Apartments); Series 2006 A, RB (LOC - Bank Of Ny Mellon)(b)	5.00%	02/15/2037	880	881,663
New York (State of) Housing Finance Agency (Highland Avenue Senior Apartments); Series 2007 A, RB(b)	5.00%	02/15/2039	145	145,392
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB(b)	5.15%	11/01/2040	115	115,235
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 K, RB(b)	5.65%	02/15/2034	1,710	1,714,241
Series 2002 A, RB (LOC - JP Morgan Chase Bank)(b)	5.38%	02/15/2035	2,080	2,085,054
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(b)	5.13%	08/15/2037	310	311,209
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	778,100
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	$ 1,620	$ 1,814,060
Series 2016 A, RB	5.00%	01/01/2046	37,465	42,264,641
Series 2016 A, RB	5.25%	01/01/2056	38,695	43,912,634
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,289,558
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,264,550
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,564,268
Series 2019 B, RB	4.00%	01/01/2045	11,000	11,921,800
Series 2019 B, Ref. RB	4.00%	01/01/2041	15,000	16,404,750
Series 2019 B, Ref. RB (INS - AGM)(a)	4.00%	01/01/2045	25,000	27,269,250
Series 2019 B, Ref. RB	4.00%	01/01/2045	20,000	21,815,400
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	1,000	922,430
Series 2005 E-2, RB	6.13%	11/01/2035	2,800	2,330,020
New York City (City of), NY Industrial Development Agency (Guttmacher Institute, Inc.); Series 2007 B, RB	5.75%	12/01/2036	6,800	6,803,740
New York City (City of), NY Industrial Development Agency (Independent Living Association, Inc.); Series 2005 A, RB	6.20%	07/01/2020	200	199,776
New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	7,500	7,584,450
New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	5,000	5,367,050
New York City (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(a)(h)	3.33%	03/01/2022	6,800	6,759,132
Series 2006, RB (INS - NATL)(a)	5.00%	03/01/2036	270	270,011
New York City (City of), NY Transitional Finance Authority; Series 2016 E-1, RB	5.00%	02/01/2040	2,388	2,809,410
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,127,807
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,243,930
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,851,987
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,312,205
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,381,556
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,242,065
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,314,650
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	3,986,010
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	4,191,050
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,708,209
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,654,064
Series 2020 C-1, RB	4.00%	05/01/2045	20,560	23,686,970
New York City Water & Sewer System; Series 2018 XF2569, Revenue Ctfs.(d)	5.00%	06/15/2048	20,000	24,423,000
New York Convention Center Development Corp.; Series 2016 A, RB	5.00%	11/15/2041	4,220	4,571,188
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,058,262
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	4,804,110
Series 2016 B, RB(e)	0.00%	11/15/2044	3,270	1,240,180
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	4,295	4,295,000
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,228,654
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	2,195	2,201,673
Series 2001, RB	5.75%	06/01/2043	9,025	9,029,873
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	10	10,013
New York Counties Tobacco Trust IV;
Series 2005 D, RB(e)	0.00%	06/01/2050	66,335	10,562,522
Series 2005 E, RB(e)	0.00%	06/01/2055	154,690	8,982,848
New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)	0.00%	06/01/2060	1,690,900	57,084,784
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	$ 765	$ 765,000
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,235,754
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,945	3,093,546
Series 2016 A2, Ref. RB	5.00%	06/01/2051	13,875	13,724,040
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,827,850
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,062,710
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	913,613
New York Liberty Development Corp.;
Series 2011, Ref. RB	5.75%	11/15/2051	15,000	15,800,250
Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,189,072
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	1,505	1,492,373
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	415	435,484
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	1,875	1,963,819
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,765,275
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	85,330,118
Series 2007, RB	5.50%	10/01/2037	11,230	15,319,068
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	5,000	5,867,550
Series 2002 A, RB	4.00%	11/15/2050	22,375	26,109,387
Series 2002 A, RB	4.00%	11/15/2055	13,400	15,577,232
Series 2002 A, RB	4.00%	11/15/2060	6,500	7,493,265
New York State Dormitory Authority;
Series 2015 B, RB(f)(g)	5.00%	02/15/2025	5	6,070
Series 2016 A, RB	5.00%	02/15/2040	27,995	33,528,772
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	316,561
Series 2017 A, RB	5.00%	02/15/2037	2,145	2,563,103
Series 2017 B, RB(f)(g)	5.00%	08/15/2027	10	13,163
Series 2017 B, RB	5.00%	02/15/2041	11,015	13,164,026
Series 2019 A, RB	4.00%	07/01/2045	8,600	9,899,718
Series 2020, RB(d)	4.00%	02/15/2047	40,000	45,532,000
New York State Environmental Facilities Corp; Series 2018 XF2586, Revenue Ctfs.(d)	5.00%	06/15/2047	20,000	24,099,400
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2017 C, RB	5.00%	08/15/2047	5,000	6,046,400
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,430	1,493,492
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,228,330
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	22,940,855
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,774,048
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(f)	5.50%	04/15/2035	615	879,345
New York State Environmental Facilities Corp. (United Water New Rochelle); Series 2010 A, RB	4.88%	09/01/2040	4,000	4,018,920
New York State Urban Development Corp.;
Series 2017 C-2, Ref. RB	5.00%	03/15/2036	5,000	6,071,150
Series 2017 C-3, Ref. RB	5.00%	03/15/2041	18,040	21,619,858
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,367,200
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,471,829
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,665,907
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,340,300
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,699,140
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	1,970	1,902,074
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	5,565	5,599,837
Series 2018, RB(b)	5.00%	01/01/2036	2,045	2,057,802
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	$ 11,600	$ 12,114,344
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,647,035
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	12,352,256
Series 2016 A, RB(b)	5.00%	07/01/2041	36,250	38,040,387
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	9,142,258
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	32,095	33,525,474
Series 2016 A, RB(b)	5.25%	01/01/2050	79,650	83,794,189
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(c)	4.75%	11/01/2042	790	787,804
Niagara Area Development Corp. (Niagara University); Series 2012 A, RB(f)(g)	5.00%	05/01/2022	1,350	1,458,810
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(b)	5.00%	04/01/2021	280	289,878
Series 2014 A, Ref. RB(b)	5.00%	04/01/2029	725	813,755
Series 2019, Ref. RB(b)	5.00%	04/01/2035	780	937,373
Series 2019, Ref. RB(b)	5.00%	04/01/2037	750	894,083
Series 2019, Ref. RB(b)	5.00%	04/01/2039	720	853,150
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	283,190
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/15/2023	935	1,066,555
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8); Series 1994 B, Ref. RB	7.38%	12/15/2021	695	743,546
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2038	2,860	3,193,676
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2049	4,920	5,359,061
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	109,724
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,166,078
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,273,866
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,325,431
Series 2019, Ref. RB	5.00%	07/01/2032	775	838,426
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,436,547
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,504,498
Series 2019, Ref. RB	4.00%	07/01/2039	760	726,993
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,352,667
Onondaga (County of), NY Industrial Development Agency (Free Library);
Series 2008, RB	5.13%	03/01/2030	1,035	1,044,946
Series 2008, RB	5.13%	03/01/2037	1,115	1,126,841
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,491,737
Series 2017, Ref. RB	5.00%	05/01/2034	840	961,682
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,302,548
Series 2017, Ref. RB	5.00%	05/01/2040	650	730,925
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5,575	6,391,291
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	13,744,874
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,267,650
Series 2019, Ref. RB	4.00%	12/01/2047	9,290	10,542,013
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,527,077
Onondaga Civic Development Corp. (Le Moyne College);
Series 2010, RB	5.38%	07/01/2040	3,065	3,077,750
Series 2012, Ref. RB	5.00%	07/01/2032	1,000	1,045,390
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB	5.25%	12/01/2041	3,465	3,719,054
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, Ref. RB (INS - AGC)(a)	5.38%	12/01/2021	740	742,649
Series 2001 B, Ref. RB (INS - AGC)(a)	5.38%	12/01/2026	2,235	2,241,884
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(a)	5.38%	12/01/2026	6,330	6,351,902
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,150	3,862,446
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2037	$ 1,320	$ 1,336,236
Series 2012 A, Ref. RB	5.00%	07/01/2042	1,435	1,447,169
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,991,034
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,728,880
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,395,142
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(a)	3.25%	02/01/2031	10,805	11,330,663
Series 2018 B, GO Bonds (INS - AGM)(a)	3.25%	02/01/2032	5,000	5,213,600
Series 2018 B, GO Bonds (INS - AGM)(a)	4.00%	02/01/2033	9,585	10,323,333
Port Authority of New York & New Jersey; Series 2017 XF0565, Ref. Revenue Ctfs.(d)	5.25%	11/15/2056	28,000	33,341,560
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(b)	6.00%	08/01/2032	2,755	2,764,587
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,681,020
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(b)	5.38%	12/01/2036	2,500	2,507,075
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,412,099
Rochester (City of), NY; Series 2008 B, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2021	50	50,155
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	725,918
Series 2005 A, RB(c)(e)	0.00%	08/15/2045	4,000	866,960
Series 2005 C, RB(c)(e)	0.00%	08/15/2060	25,000	1,199,750
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	3,515	4,184,291
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,426,195
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	520	537,706
Series 2011, RB	5.38%	09/01/2041	4,775	4,877,233
Series 2012 A, RB	5.00%	09/01/2041	1,510	1,545,425
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(b)	7.25%	12/01/2029	3,860	3,069,202
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,383,283
Series 2012, RB	5.00%	07/01/2031	1,355	1,461,110
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	621,610
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	75	72,083
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility);
Series 2006 A-A, RB	5.95%	10/01/2021	350	347,204
Series 2006 A-B, RB	5.95%	10/01/2021	485	481,125
Series 2006 A-C, RB	5.95%	10/01/2021	140	138,881
Series 2006 A-D1, RB	5.95%	10/01/2021	95	94,241
Series 2006 A-D2, RB	6.00%	10/01/2031	265	234,085
Series 2006 A-E, RB	5.95%	10/01/2021	330	327,363
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Independent Group Home Living Program, Inc. Civic Facility); Series 2005 A-E, RB	6.00%	10/01/2020	40	39,760
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Life’s W.O.R.C., Inc. Civic Facility); Series 2005 A-G, RB	6.00%	10/01/2020	60	59,937
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(b)	5.50%	01/01/2023	10,915	11,003,521
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,200	4,175,850
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island); Series 2011, Ref. RB	5.00%	07/01/2028	6,405	6,634,363
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	465	431,027
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB(f)	6.00%	12/01/2040	465	477,969
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	455,006
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 C, RB(j)	6.63%	06/01/2044	$ 69,295	$ 71,104,985
Series 2008 D, RB(e)	0.00%	06/01/2048	177,265	18,316,792
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(c)	5.35%	11/01/2049	40,865	34,085,496
Series 2016 B2, RB(c)	5.35%	11/01/2049	5,830	4,862,803
Series 2016 C2, RB(c)	5.35%	11/01/2049	5,760	4,804,416
Series 2016 D2, RB(c)	5.35%	11/01/2049	3,780	3,152,898
Series 2016 E2, RB(c)	5.35%	11/01/2049	13,865	11,564,796
Syracuse (City of), NY; Series 2011 A, GO Bonds(b)	5.00%	11/01/2036	1,000	1,049,150
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB(b)	5.00%	01/01/2028	1,500	1,410,495
Series 2016 A, Ref. RB(b)	5.00%	01/01/2029	3,475	3,233,383
Series 2016 A, Ref. RB(b)	5.00%	01/01/2030	2,000	1,842,300
Series 2016 A, Ref. RB(b)	5.00%	01/01/2031	2,000	1,809,920
Series 2016 A, Ref. RB(b)	5.00%	01/01/2032	6,250	5,584,062
Series 2016 A, Ref. RB(b)	5.00%	01/01/2033	14,400	12,754,800
Series 2016 A, Ref. RB(b)	5.00%	01/01/2035	16,855	14,488,389
Series 2016 A, Ref. RB(b)	5.00%	01/01/2036	3,800	3,230,000
Series 2016, Ref. RB(b)	5.00%	01/01/2034	10,050	8,727,721
Tompkins (County of), NY Industrial Development Agency (Cornell University); Series 2008 A, RB	5.00%	07/01/2037	250	250,858
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	3,125	2,031,250
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,902,312
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	439,992
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,668,000
Series 2016 A, Ref. RB	5.00%	11/15/2041	10,000	11,722,500
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,314,369
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,802,820
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,064,572
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,368,646
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	10,828,818
Series 2018 XF2587, Ref. Revenue Ctfs.(d)	5.00%	11/15/2044	20,000	23,993,200
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,071,659
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, Ref. RB	5.00%	11/15/2044	3,000	3,598,980
Series 2018 A, Ref. RB	5.00%	11/15/2046	10,000	11,974,400
Series 2018 C, Ref. RB MTA	5.00%	11/15/2035	5,270	6,543,074
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,863,280
Series 2019 C, RB	4.00%	11/15/2042	21,500	24,385,945
Series 2019 C, RB	4.00%	11/15/2043	21,500	24,325,960
Series 2020 A, RB	4.00%	11/15/2054	12,500	14,080,250
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB(f)	5.00%	09/01/2030	1,250	1,263,213
Series 2010 A, RB(f)	5.13%	09/01/2040	1,590	1,607,283
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	10,302,618
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	13,240,670
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,520,953
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,960,688
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	900	784,548
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(c)	7.00%	06/01/2046	470	504,710
Westchester County Healthcare Corp.;
Series 2011 B, RB	5.13%	11/01/2041	1,700	1,750,694
Series 2014 A, RB	5.00%	11/01/2044	4,350	4,700,305
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	$ 2,165	$ 2,236,272
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,252,656
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	1,500	1,373,640
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	31,697,456
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,167,069
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,286,039
Yonkers (City of), NY Parking Authority; Series 1999 A, RB	6.00%	06/15/2024	855	855,821
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2010 A, RB	6.25%	10/15/2040	1,000	1,008,890
Series 2019 A, RB	5.00%	10/15/2039	420	421,848
Series 2019 A, RB	5.00%	10/15/2049	640	622,675
Series 2019 A, RB	5.00%	10/15/2054	465	447,990
				4,578,580,625
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030	5,835	5,337,566
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	715	692,978
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.25%	03/15/2028	5,015	4,710,690
				10,741,234
Puerto Rico–16.97%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	205	206,066
Series 2008 A, RB(e)	0.00%	05/15/2057	2,719,880	148,913,430
Series 2008 B, RB(e)	0.00%	05/15/2057	2,509,200	73,745,388
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(i)	5.00%	07/01/2033	2,000	1,242,500
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2028	1,270	1,282,713
Series 2006 B, Ref. GO Bonds(i)	5.25%	07/01/2032	2,500	1,562,500
Series 2008 A, GO Bonds(i)	5.38%	07/01/2033	5,000	3,112,500
Series 2008 A, Ref. GO Bonds(i)	5.25%	07/01/2026	2,200	1,358,500
Series 2008 A, Ref. GO Bonds(i)	5.50%	07/01/2032	22,700	14,045,625
Series 2009 B, Ref. GO Bonds(i)	5.88%	07/01/2036	770	484,138
Series 2009 C, Ref. GO Bonds(i)	6.00%	07/01/2039	390	242,288
Series 2011 A, Ref. GO Bonds(i)	6.00%	07/01/2028	1,000	628,750
Series 2011 A, Ref. GO Bonds(i)	6.00%	07/01/2040	3,670	2,243,287
Series 2011 C, Ref. GO Bonds(i)	6.00%	07/01/2035	2,700	1,599,750
Series 2011 C, Ref. GO Bonds(i)	5.75%	07/01/2036	25,000	14,125,000
Series 2011 E, Ref. GO Bonds(i)	5.63%	07/01/2033	3,205	1,890,950
Series 2012 A, Ref. GO Bonds(i)	5.75%	07/01/2028	3,000	1,743,750
Series 2012 A, Ref. GO Bonds(i)	5.50%	07/01/2039	5,000	2,893,750
Series 2012 A, Ref. GO Bonds(i)	5.00%	07/01/2041	15,820	8,799,875
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(j)	6.13%	07/01/2024	19,435	20,503,925
Series 2008 A, RB	6.00%	07/01/2044	25,135	25,512,025
Series 2008 A, RB (INS - AGC)(a)	5.13%	07/01/2047	49,000	49,002,940
Series 2012 A, RB	5.25%	07/01/2029	1,580	1,611,600
Series 2012 A, RB	5.25%	07/01/2042	5,885	5,826,150
Series 2012 A, RB	6.00%	07/01/2047	3,250	3,306,875
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	510	513,723
Series 2016 E-4, RB(i)	10.00%	07/01/2022	500	351,250
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(i)	6.15%	07/01/2038	24,895	4,792,287
Series 2008 B, RB(i)	6.30%	07/01/2037	7,500	1,443,750
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(i)	5.30%	07/02/2035	$ 4,945	$ 4,598,850
Series 2003 G, RB(i)	5.00%	07/01/2033	8,980	4,153,250
Series 2003 G, RB(i)	5.00%	07/01/2042	1,840	851,000
Series 2003 H, Ref. RB(i)	5.45%	07/02/2035	1,120	518,000
Series 2003, RB(i)	5.75%	07/01/2020	270	40,500
Series 2003, RB(i)	5.00%	07/03/2028	9,515	1,427,250
Series 2005 K, RB(i)	5.00%	07/01/2027	6,500	3,006,250
Series 2005 K, RB(i)	5.00%	07/01/2030	1,145	529,562
Series 2005 L, Ref. RB (INS - NATL)(a)	5.25%	07/01/2023	2,600	2,640,456
Series 2005 L, Ref. RB (INS - FGIC)(a)(k)	5.25%	07/01/2030	915	686,250
Series 2007 M, RB(i)	5.00%	07/02/2046	78,610	36,357,125
Series 2007 N, Ref. RB (INS - NATL)(a)	5.25%	07/01/2032	3,235	3,203,006
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	780	807,300
Series 2006, RB	5.00%	03/01/2036	6,285	5,866,042
Series 2012, Ref. RB	5.13%	04/01/2032	875	839,807
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,137,072
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2002, Ref. RB	5.38%	12/01/2021	365	365,128
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	2,510	2,071,955
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(a)	5.00%	07/01/2033	5,490	5,293,513
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	679,438
Series 2012, Ref. RB	5.00%	10/01/2042	200	177,744
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(i)	5.00%	07/01/2037	675	168,750
Series 2005 B, RB(i)	5.00%	07/01/2041	141,985	35,496,250
Series 2006 B, RB(i)	5.00%	07/01/2031	25,255	6,313,750
Series 2006 B, RB(i)	5.00%	07/01/2037	17,490	4,372,500
Series 2006 B, RB(i)	5.00%	07/01/2046	41,740	10,435,000
Series 2007 A, RB(i)	6.50%	10/01/2037	1,680	340,200
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 N, RB(i)	5.00%	07/01/2037	7,500	5,400,000
Series 2009 P, Ref. RB(i)	6.50%	07/01/2030	4,400	3,300,000
Series 2009 P, Ref. RB(i)	6.75%	07/01/2036	7,500	5,662,500
Series 2009 Q, RB(i)	5.50%	07/01/2037	850	618,375
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB(i)	5.00%	07/01/2036	70,355	48,896,725
Puerto Rico Public Finance Corp.; Series 2011 B, RB(i)	5.50%	08/01/2031	11,810	194,865
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2024	3,204	2,821,795
Series 2018 A-1, RB(e)	0.00%	07/01/2027	6,538	5,164,039
Series 2018 A-1, RB(e)	0.00%	07/01/2029	5,963	4,320,730
Series 2018 A-1, RB(e)	0.00%	07/01/2031	7,685	5,058,498
Series 2018 A-1, RB(e)	0.00%	07/01/2033	8,649	5,193,206
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,289,182
Series 2018 A-1, RB(e)	0.00%	07/01/2046	99,234	25,764,123
Series 2018 A-1, RB(e)	0.00%	07/01/2051	50,840	9,644,348
Series 2018 A-1, RB	4.75%	07/01/2053	23,361	22,789,123
Series 2018 A-1, RB	5.00%	07/01/2058	57,456	57,643,307
Series 2019 A-2, RB	4.33%	07/01/2040	54,577	52,530,362
Series 2019 A-2, RB	4.54%	07/01/2053	976	918,074
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,689,488
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	$ 7,280	$ 7,134,400
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,469,594
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,887,500
Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,846,200
				899,597,667
Virgin Islands–0.16%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(b)	5.00%	09/01/2029	665	641,200
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(a)	5.00%	10/01/2032	2,555	2,769,952
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2032	2,180	2,363,403
Series 2015, RB(c)	5.00%	09/01/2030	770	870,524
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,672,290
				8,317,369
Total Municipal Obligations (Cost $5,871,511,254)					5,504,800,759
			Shares
Common Stocks & Other Equity Interests–0.07%
New York–0.07%
CMS Liquidating Trust (Cost $4,483,200)(l)(m)			1,401	3,481,485
TOTAL INVESTMENTS IN SECURITIES(n)–103.92% (Cost $5,875,994,454)					5,508,282,244
FLOATING RATE NOTE OBLIGATIONS–(4.91)%
Notes with interest and fee rates ranging from 0.66% to 1.41% at 05/31/2020 and contractual maturities of collateral ranging from 03/15/2034 to 11/15/2057(o)				(260,025,000)
BORROWINGS–(0.65)%					(34,700,000)
OTHER ASSETS LESS LIABILITIES–1.64%					87,104,843
NET ASSETS –100.00%					$5,300,662,087
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $240,967,217, which represented 4.55% of the Fund’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Zero coupon bond issued at a discount.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $235,566,145, which represented 4.44% of the Fund’s Net Assets.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Non-income producing security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $417,316,346 are held by TOB Trusts and serve as collateral for the $260,025,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$5,504,800,759	$—	$5,504,800,759
Common Stocks & Other Equity Interests	—	—	3,481,485	3,481,485
Total Investments in Securities	—	5,504,800,759	3,481,485	5,508,282,244
Other Investments - Assets
Investments Matured	—	2,070,000	—	2,070,000
Total Investments	$—	$5,506,870,759	$3,481,485	$5,510,352,244
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® New York Municipals Fund to Invesco Rochester® New York Municipals Fund.
Invesco Oppenheimer Rochester® New York Municipals Fund